UNITED STATES
           SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C. 20549

                        FORM 13F

                  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [    ]:  Amendment Number:
This Amendment (Check only one.): [   ] is a restatement.
[     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     The Clifton Group Investment Management Company
Address:  3600 Minnesota Drive, Suite 325
          Edina, MN 55435

13F File Number:  28-13380

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Jack L. Hansen
Title:		Executive Vice President
Phone:		(612) 870-8800

Signature, Place and Date of Signing:


_/s/Jack L. Hansen___  Edina, Minnesota, Date: November 14, 2012
Jack L. Hansen

Report type: (Check only one.):

[ X  ]	13F HOLDINGS REPORT
[    ]	13F NOTICE
[    ]	13F COMBINATION REPORT

List of other Managers Reporting for this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.


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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	None
Form 13F Information Table Entry Total:	69
Form 13F Information Table Value Total:	$ 500,098 (in thousands)

List of Other Included Managers: 	None

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
                                                                  FORM 13F INFORMATION TABLE
                                                             VALUE    SHARES/   SH/ PUT/ INVSTMT  OTHER        VOTING AUTHORITY
      NAME OF ISSUER              TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT   PRN CALL DSCRETN  MNGRS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- --------- ---------- --- ---- -------  ------ -------- ------- ---------
AXP-American Express Jan 50 C-14  Stock Options  025816109       -7         -7 	shr CALL Sole               0        0           -7
BAC-BAC Jan 2 PUT-14              Stock Options  060505104        7      1,109  shr PUT  Sole               0        0        1,109
BAC-BAC Jan 3 PUT-14              Stock Options  060505104       26      2,152  shr PUT  Sole               0        0        2,152
CVX-Chevron Jan 115 Call-13       Stock Options  166764100       -5        -11  shr CALL Sole               0        0          -11
FB-FaceBook Mar 13 23 Put         Stock Options  30303M102    1,229      3,150  shr PUT  Sole               0        0        3,150
IBM-IBM Jan Call-210              Stock Options  459200101      -24        -14  shr CALL Sole               0        0          -14
MCD-McDonald's 01/18/2014 Call-90 Stock Options  580135101       -5         -7  shr CALL Sole               0        0           -7
MDY-MIDCAP SPDR TR JAN 180 CAL-14 Stock Options  78467Y107       -7         -4  shr CALL Sole               0        0           -4
MSFT-MICROSOFT JAN 30 CALL-13     Stock Options  594918104       15        123  shr CALL Sole               0        0          123
MSFT-MICROSOFT JAN 32.5 CALL-13   Stock Options  594918104        8        183  shr CALL Sole               0        0          183
MSFT-MICROSOFT JAN 35 CALL-13     Stock Options  594918104        1         60  shr CALL Sole               0        0           60
XOM-XOM JAN 95 CALL-14            Stock Options  30231G102       -6        -12  shr CALL Sole               0        0          -12
ADP-Automatic Data Processing     Common Stocks  053015103    2,923     49,500  shr      Sole               0        0       49,500
AXP-American Express Co.          Common Stocks  025816109       54        950  shr      Sole               0        0          950
BA-Boeing Co.                     Common Stocks  097023105       42        600  shr      Sole               0        0          600
CNP-Centerpoint Energy Inc        Common Stocks  15189T107        0          5  shr      Sole               0        0            5
COP-Conoco Phillips               Common Stocks  20825C104      269      4,700  shr      Sole               0        0        4,700
CVX-Chevron Texaco Corp           Common Stocks  166764100      128      1,100  shr      Sole               0        0        1,100
DD-Dupont Ei De Nemours & Co.     Common Stocks  263534109       60      1,200  shr      Sole               0        0        1,200
DIS-Disney Productions            Common Stocks  254687106    1,317     25,200  shr      Sole               0        0       25,200
DOW-Dow Chemical                  Common Stocks  260543103       47      1,600  shr      Sole               0        0        1,600
GE-General Electric               Common Stocks  369604103       27      1,200  shr      Sole               0        0        1,200
HPQ-Hewlett Packard               Common Stocks  428236103       14        800  shr      Sole               0        0          800
IBM-Intl Business Mach            Common Stocks  459200101    1,743      8,400  shr      Sole               0        0        8,400
JNJ-Johnson & Johnson             Common Stocks  478160104      103      1,500  shr      Sole               0        0        1,500
JPG-NUVEEN EQTY PREM & GROWTH     Common Stocks  6706EW100    3,258    234,575  shr      Sole               0        0      234,575
JPM-Morgan J P & Co               Common Stocks  46625H100       24        600  shr      Sole               0        0          600
KO-Coca Cola                      Common Stocks  191216100      344      9,000  shr      Sole               0        0        9,000
MCD-McDonalds Corp                Common Stocks  580135101      174      1,900  shr      Sole               0        0        1,900
MMM-3M Company                    Common Stocks  88579Y101    1,839     19,900  shr      Sole               0        0       19,900
MRK-Merck & Co                    Common Stocks  58933Y105       68      1,500  shr      Sole               0        0        1,500
MSFT-Microsoft Corp.              Common Stocks  594918104    1,500     50,400  shr      Sole               0        0       50,400
PEP-Pepsico                       Common Stocks  713448108    1,132     16,000  shr      Sole               0        0       16,000
PG-Proctor & Gamble               Common Stocks  742718109       55        800  shr      Sole               0        0          800
WFC-Wells Fargo & Co              Common Stocks  949746101       28        800  shr      Sole               0        0          800
WMT-Wal-Mart Stores               Common Stocks  931142103       81      1,100  shr      Sole               0        0        1,100
XEL-Xcel Energy, Inc.             Common Stocks  98389B100       26        912  shr      Sole               0        0          912
XOM-Exxon Mobil Corporation       Common Stocks  30231G102      110      1,200  shr      Sole               0        0        1,200
EFA-iShares MSCI EAFE (EFA)       ETF            464287465   52,159    984,138  shr      Sole               0        0      984,138
GLD-SPDR GOLD (GLD)               ETF            78463V107   25,130    146,201  shr      Sole               0        0      146,201
IAU-iShares Gold Trust            ETF            464285105   25,182  1,458,112  shr      Sole               0        0    1,458,112
IWM-iShares Russell 2000 (IWM)    ETF            464287655    4,343     52,047  shr      Sole               0        0       52,047
MDY-S&P 400 Mid Cap               ETF            78467Y107       72        400  shr      Sole               0        0          400
QQQ-Nasdaq 100 Trust              ETF            73935A104       69      1,000  shr      Sole               0        0        1,000
SPLV-PowerShares S&P 500 Low Vol  ETF            73937B779   21,223    753,377  shr      Sole               0        0      753,377
SPY-SPDR S&P 500 ETF              ETF            78462F103  200,323  1,383,857  shr      Sole               0        0    1,383,857
VOO-Vanguard S&P 500 ETF          ETF            922908413   11,127    168,803  shr      Sole               0        0      168,803
VWO-Vanguard Emerg Mkt            ETF            922042858    7,659    183,591  shr      Sole               0        0      183,591
ETV-EATON VANCE BUY WRITE OP      Mutual Funds   27828Y108   12,610    969,236  shr      Sole               0        0      969,236
JLA-NUVEEN EQTY PREMIUM ADVANTAGE Mutual Funds   6706ET107    1,476    114,185  shr      Sole               0        0      114,185
FTT-Federated Enhanced TreasIncFd CEF            314162108    3,845    269,281  shr      Sole               0        0      269,281
VFSUX-Vanguard S/T Inv Grade Shs  CEF            922031836    1,105    101,659  shr      Sole               0        0      101,659
AGG-Ishares Barclays (AGG)        ETF            464287226    9,859     87,675  shr      Sole               0        0       87,675
BIV-VANGUARD INTERMEDIATE GOVT/CR ETF            921937819    1,252     13,872  shr      Sole               0        0       13,872
BND-Vanguard Total Bond Market    ETF            921937835    9,613    112,900  shr      Sole               0        0      112,900
BSV-VANGUARD SHORT-TERM BOND ETF  ETF            921937827    4,692     57,600  shr      Sole               0        0       57,600
CSJ-IShares Barclays 1-3 yr (CSJ) ETF            464288646   24,173    228,569  shr      Sole               0        0      228,569
GBF-I SHARES LEHMAN GOV'T/CR      ETF            464288596      906      7,800  shr      Sole               0        0        7,800
GVI-BARCLAYS INT GOV/CR           ETF            464288612      622      5,500  shr      Sole               0        0        5,500
JNK-SPDR Barclays CapitalHghYldBd ETF            78464A417    3,939     97,950  shr      Sole               0        0       97,950
LAG-SPDR Barclays AGG             ETF            78464A649    3,629     61,313  shr      Sole               0        0       61,313
LQD-iShares iBoxx Inv GradeCorpBd ETF            464287242    9,432     77,460  shr      Sole               0        0       77,460
MBB-ISHARES Barclays (MBB)        ETF            464288588      382      3,500  shr      Sole               0        0        3,500
PCY-Powershares Emerging Mkts Sov ETF            73936T573    3,975    129,520  shr      Sole               0        0      129,520
TIP-IShares US TIPS Fund          ETF            464287176   10,459     85,900  shr      Sole               0        0       85,900
VCSH-Vanguard S/T Corp Bond       ETF            92206C409   16,013    199,000  shr      Sole               0        0      199,000
VNQ-Vanguard REIT ETF             ETF            922908553    4,256     65,510  shr      Sole               0        0       65,510
VNQI-Vanguard Global ex. US REIT  ETF            922042676    2,538     49,346  shr      Sole               0        0       49,346
WIP-SPDR DB Intl Government Infla ETF            78464A490   11,438    184,600  shr      Sole               0        0      184,600
